Related parties (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Parties
Short-term benefits	R$ 60,922	R$ 60,303	R$ 44,277
Post-employment benefit	989	664	515
Long term incentive plan	4,404	0	0
Total	R$ 66,315	R$ 60,967	R$ 44,792